Cover	Sep. 18, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	false
Document Period End Date	Sep. 18, 2026
Entity File Number	001-39755
Entity Registrant Name	Navitas Semiconductor Corporation
Entity Central Index Key	0001821769
Entity Tax Identification Number	85-2560226
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3520 Challenger Street
Entity Address, City or Town	Torrance
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90503-1640
City Area Code	844
Local Phone Number	654-2642
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	NVTS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false